DEBT	9 Months Ended
Sep. 26, 2014
Debt Disclosure [Abstract]
DEBT
DEBT

The Company's outstanding debt consisted of the following as of September 26, 2014 and December 27, 2013 (in thousands):

	September 26, 2014	December 27, 2013
ABL Facility	$81,000	$115,000
Term Loan Facility(1)	347,443	—
OpCo Notes(2)	—	318,347
HoldCo Notes	365,000	365,000
Total debt	$793,443	$798,347
Less: Current portion	3,500	—
Long-term debt	$789,943	$798,347
____________________

(1)	As of September 26, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.

(2)
As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.

As of September 26, 2014 and December 27, 2013, respectively, Interline New Jersey had $183.8 million and $145.8 million available under the ABL Facility (as defined below). There were $81.0 million and $115.0 million borrowings under the revolving credit facilities as of September 26, 2014 and December 27, 2013, respectively, and total letters of credit issued under the revolving credit facilities of $10.2 million and $10.5 million as of the same dates.

On March 17, 2014, Interline New Jersey completed the following financing transactions:

•	entered into a first lien term loan under which Interline New Jersey incurred a term loan in an aggregate principal amount of $350.0 million (the "Term Loan Facility"); and

•
amended the asset-based senior secured revolving credit facility, dated as of September 7, 2012 (the “ABL Facility”), by entering into the First Amendment to Credit Agreement to permit the incurrence of the Term Loan Facility and make other changes in connection with the refinancing (the “First ABL Facility Amendment”).

The proceeds from the Term Loan Facility were used to finance the redemption of Interline New Jersey's outstanding 7.50% Notes due 2018 (the "OpCo Notes"), the repayment of a portion of amounts outstanding under the ABL Facility and the payment of related fees, costs and expenses. In connection with the redemption of the OpCo Notes, the Company recorded a loss on early extinguishment of debt in the amount of $4.2 million. The loss was comprised of $18.5 million in consent solicitation, tender premium, call premium and related transaction costs less a non-cash benefit of $14.3 million associated with the write-off of the unamortized fair value premium of $17.8 million less the write-off of the unamortized deferred debt financing costs of $3.5 million.

    On April 8, 2014, Interline New Jersey further amended the ABL Facility by entering into the Second Amendment to Credit Agreement to amend certain pricing terms applicable to the ABL Facility and extend the maturity date of the ABL Facility to April 8, 2019, at which date the principal amount outstanding under the ABL Facility will be due and payable in full (the “Second ABL Facility Amendment”).

Deferred financing costs associated with the Term Loan Facility, the First ABL Facility Amendment and the Second ABL Facility Amendment totaled approximately $8.0 million.

Interline New Jersey and the Company were in compliance with all covenants contained in the ABL Facility, Term Loan Facility and HoldCo Notes as of September 26, 2014.

ABL Facility Amendments

In addition to making changes that were required in order to permit the incurrence of the Term Loan Facility and the redemption of the OpCo Notes, the First ABL Facility Amendment also made various changes to the ABL Facility that were intended to conform certain covenant baskets and related terms with those contained in the Term Loan Facility (the terms of which are disclosed below under "—Term Loan Facility").

As amended by the First ABL Facility Amendment, Interline New Jersey and its restricted subsidiaries will be permitted under the ABL Facility to incur secured or unsecured indebtedness so long as (i) in the event that the proceeds thereof are used to redeem HoldCo Notes, the pro forma interest coverage ratio of Interline New Jersey and its restricted subsidiaries is at least 2.00:1.00 or (ii) in the event the proceeds thereof are used for another purpose, (A) if such indebtedness is secured on a second-lien or other junior basis or is unsecured, the pro forma total leverage ratio of Interline New Jersey and its restricted subsidiaries is less than or equal to 6.50:1.00, or (B) if such indebtedness is secured on a first-lien basis, the pro forma ratio of (x) consolidated first lien indebtedness of Interline New Jersey and its restricted subsidiaries and (y) consolidated EBITDA of Interline New Jersey and its restricted subsidiaries (such ratio, the “First Lien Leverage Ratio”) is less than or equal to 3.75:1.00.

The First ABL Facility Amendment also released the security interest previously granted by the Company to secure the ABL Facility, subject to a requirement that the Company re-pledge its assets to secure the ABL Facility in the event that the Company’s 10.00% / 10.75% Senior Notes due 2018 (the “HoldCo Notes”) are no longer outstanding. Accordingly, while the Company will guaranty both the Term Loan Facility and the ABL Facility, its assets will not be pledged to secure either such facility so long as the HoldCo Notes remain outstanding.

Obligations under the ABL Facility will continue to be guaranteed by the Company and each of the wholly-owned material subsidiaries of the co-borrowers under the ABL Facility. These obligations will be primarily secured, subject to certain exceptions, by a security interest in substantially all of the assets of Interline New Jersey and each of its wholly-owned material U.S. subsidiaries. This security interest will be comprised of a first-priority lien on generally all of the current assets (including accounts receivable and inventory) of Interline New Jersey and the other grantors, which assets secure the Term Loan on a second-priority basis, and a second-priority lien on generally all of the fixed assets of Interline New Jersey and the other grantors, which assets secure the Term Loan on a first-priority basis.

From the date of the Second ABL Facility Amendment through the end of Interline New Jersey’s first fiscal quarter after the closing date thereof, borrowings were subject to an interest rate equal to LIBOR plus 1.50% in the case of Eurodollar revolving loans, and an applicable base rate plus 0.50% in the case of Alternate Base Rate (“ABR”) loans. The principal balance outstanding under the ABL Facility may be voluntarily prepaid in advance, without penalty or premium, at any time in whole or in part, subject to certain breakage costs.

As of the end of the first fiscal quarter following the closing of the Second ABL Facility Amendment, the interest rates applicable to obligations under the ABL Facility will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the table below, which interest rates are generally 0.25% lower than the rates in effect prior to the Second ABL Facility Amendment:

	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.25%	1.25%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.50%	1.50%
Category 3
Less than or equal to $75.0 million	0.75%	1.75%

The applicable rates for Category 1 will be available starting in the second fiscal quarter of 2015. The applicable rates for Category 2 and Category 3 are subject to a 0.25% step-down from the spread described above if the fixed charge coverage ratio for the period of four consecutive fiscal quarters ending on the last day of the fiscal quarter most recently ended is greater than 1.75:1.00. This step-down is currently available for Category 3 borrowings and will be available for Category 2 borrowings during the second fiscal quarter of 2015. As of September 26, 2014, the interest rate in effect with respect to the ABL Facility was 1.69% for the Eurodollar revolving loans and 3.75% for the ABR revolving loans.

The Second ABL Facility Amendment also revised the terms of the commitment fee payable by Interline New Jersey in respect of unutilized commitments, which will be equal to 0.375% per annum for the ABL Facility if utilization is less than 25.0% of the aggregate commitments and 0.25% per annum if the utilization of the ABL Facility exceeds 25.0% of the aggregate commitments.

Term Loan Facility

The initial aggregate principal amount of the Term Loan is equal to $350.0 million. The Term Loan Facility allows for incremental increases in an aggregate principal amount of up to (i) $100.0 million plus (ii) the amount as of the date of incurrence that would not cause the First Lien Leverage Ratio to exceed 3.75:1.00. The Term Loan Facility will mature on the earlier of (A) March 17, 2021 and (B) the date which is 91 days prior to the maturity date of the HoldCo Notes.

Obligations under the Term Loan Facility are guaranteed by the Company and each of the wholly-owned material U.S. subsidiaries of Interline New Jersey. These obligations are primarily secured, subject to certain exceptions, by a security interest in substantially all of the assets of Interline New Jersey and each of its wholly-owned material U.S. subsidiaries. This security interest is comprised of a first-priority lien on generally all of the fixed assets of Interline New Jersey and the other grantors, which assets secure the ABL Facility on a second-priority basis, and a second-priority lien on generally all of the current assets (including accounts receivable and inventory) of Interline New Jersey and the other grantors, which assets secure the ABL Facility on a first-priority basis. The assets held directly by the Company will not secure the Term Loan Facility, except that the Company will be required to grant a security interest in these assets in the event that the HoldCo Notes are no longer outstanding.

The Term Loan Facility will bear interest, at the borrower’s option, at (i) LIBOR subject to a minimum floor of 1.00%, plus 300 basis points ("LIBO Rate") or (ii) an ABR subject to a minimum floor of 2.0%, plus 200 basis points. In addition, at the closing of the Term Loan Facility, Interline New Jersey paid (in addition to customary fees) an upfront fee equal to 0.25% of the principal amount thereof. As of September 26, 2014, the interest rate in effect with respect to the Term Loan Facility was 4.00% for LIBO Rate borrowings and 5.25% for ABR borrowings.

Under the Term Loan Facility, Interline New Jersey may voluntarily prepay principal at any time and from time to time without penalty or premium, other than a 1.00% premium during the first six months following the closing date for re-pricing transactions only. The Term Loan Facility is due and payable in quarterly installments equal to 0.25% of the original principal amount, with the balance payable in one final installment at the maturity date. Additional provisions include the requirement to repay the Term Loan Facility with certain asset sale and insurance proceeds, certain debt proceeds and 50% of excess cash flow (reducing to 25% if the First Lien Leverage Ratio is no more than 3.00:1.00 and 0% if the First Lien Leverage Ratio is no more than 2.75:1.00).

The Term Loan Facility does not include any financial covenants; however, it does contain certain restrictive covenants (in each case, subject to exclusions) that limit, among other things, the ability of Interline and the restricted subsidiaries to:

•	create, incur, assume or suffer to exist, any liens,

•	create, incur, assume or permit to exist, directly or indirectly, any additional indebtedness,

•	consolidate, merge, amalgamate, liquidate, wind up or dissolve themselves,

•	convey, sell, lease, license, assign, transfer or otherwise dispose of their assets,

•	make certain restricted payments,

•	make certain investments,

•	amend or otherwise alter the terms of documents related to certain subordinated indebtedness,

•	enter into transactions with affiliates, and

•	prepay certain indebtedness.

The covenants are subject to various baskets and materiality thresholds, with certain of the baskets to the restrictions on the repayment of subordinated indebtedness, restricted payments and investments being available only when the pro forma interest coverage ratio of Interline New Jersey and its restricted subsidiaries is at least 2.00:1.00.

The Term Loan Facility provides that Interline New Jersey and its restricted subsidiaries may incur secured or unsecured indebtedness so long as (i) (A) in the event that the proceeds thereof are used to redeem HoldCo Notes, the pro forma interest coverage ratio of Interline New Jersey and its restricted subsidiaries is at least 2.00:1.00 or (B) in the event the proceeds thereof are used for another purpose, the pro forma total leverage ratio of Interline New Jersey and its restricted subsidiaries is less than or equal to 6.50:1.00 and (ii) in the event any of such indebtedness is secured on a first-lien basis, the First Lien Leverage Ratio is less than or equal to 3.75:1.00.

The Term Loan Facility contains certain customary representations and warranties, affirmative covenants and events of default, including, among other things, payment defaults, breach of representations and warranties, covenant defaults, cross-defaults to certain indebtedness (subject to certain restrictions on cross-defaults to the financial covenant contained in the ABL Facility), certain events of bankruptcy, certain events under ERISA, judgment defaults, actual or asserted failure of any material guaranty or security documents supporting the Term Loan Facility to be in full force and effect and change of control. If such an event of default occurs, the Agent under the Term Loan Facility is entitled to take various actions, including the acceleration of amounts due and all other actions that a secured creditor is permitted to take following a default.